Investment Objectives and Goals	Feb. 28, 2025
FORT PITT CAPITAL TOTAL RETURN FUND
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION
Objective, Primary [Text Block]	Investment Objective: The Fort Pitt Capital Total Return Fund (the “Fund”) seeks to realize the combination of long-term capital appreciation and income that will produce maximum total return.
North Square Strategic Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – NORTH SQUARE STRATEGIC INCOME FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objectives of the North Square Strategic Income Fund (the “Fund”) are to seek high current income and to seek long-term capital appreciation.
North Square Select Small Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – NORTH SQUARE SELECT SMALL CAP FUND (formerly the North Square Advisory Research Small Cap Value Fund)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the North Square Select Small Cap Fund (formerly the North Square Advisory Research Small Cap Value Fund) (the “Fund”) is to seek long-term capital appreciation.
North Square Altrinsic International Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – NORTH SQUARE ALTRINSIC INTERNATIONAL EQUITY FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the North Square Altrinsic International Equity Fund (the “Fund”) is to provide long-term growth of capital.
North Square McKee Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – NORTH SQUARE MCKEE BOND FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the North Square McKee Bond Fund (the “Fund”) is to maximize total return and generate consistent outperformance of the Fund’s benchmark, the Bloomberg US Aggregate Bond Index (the “Bloomberg Index”), with a high quality and highly liquid, well diversified portfolio through opportunistic, risk-controlled management.